BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2011
NPC
Business Combinations
Schedule of purchase price allocation

Current assets	$14,849
Property and equipment	8,031
Non-current assets	24,700
Goodwill	456,326
Customer relationship intangible assets	111,000
Trade name	41,000
Current liabilities	(28,643)
Non-current liabilities	(7,280)

Total purchase price	$619,983

Schedule of unaudited pro forma results

	Year ended December 31, 2010	Six Months Ended December 31, 2009
Total revenue	$1,410,150	$651,543
Income from operations	214,678	104,395
Net income including non-controlling interests	74,519	20,262
Net income attributable to Vantiv, Inc.	31,977	749

TNB
Business Combinations
Schedule of purchase price allocation

Current assets	$19,836
Customer relationship intangible assets	28,865
Trade name	238
Goodwill	26,898
Current liabilities	(19,220)
Non-current liabilities	(4,175)

Total purchase price	$52,442

Vantiv Holding
Business Combinations
Schedule of purchase price allocation

Current assets	$549,525
Property and equipment	36,858
Non-current assets	11,778
Put rights	14,200
Goodwill	1,049,150
Customer relationship intangible assets	998,230
Note payable assumed	(1,250,000)
Liabilities assumed	(257,478)
Non-controlling interests	(592,028)

Total purchase price	$560,235